Stock-Based Incentive Compensation Plans Activity (Detail) (USD $)	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
2006 Equity incentive plan (EIP) | Stock appreciation rights (SARs)
Units
Beginning balance, Units	2,021,011	1,915,020
Granted, Units	1,438,023	599,370
Exercised, Units	(271,175)	(26,381)
Forfeited, Units	(387,407)	(380,332)
Expired, Units	(263,651)	(86,666)
Ending balance, Units	2,536,801	2,021,011
Vested and expected to vest, Units	2,394,646
Exercisable, Units	1,350,483
Weighted-Average Exercise Price
Beginning balance, Weighted-Average Exercise Price	$ 40.52	$ 40.32
Granted, Weighted-Average Exercise Price	$ 32.09	$ 43.06
Exercised, Weighted-Average Exercise Price	$ 24.93	$ 27.26
Forfeited, Weighted-Average Exercise Price	$ 35.78	$ 41.08
Expired, Weighted-Average Exercise Price	$ 43.49	$ 55.15
Ending balance, Weighted-Average Exercise Price	$ 37.82	$ 40.52
Vested and expected to vest, Weighted-Average Exercise Price	$ 38.06
Exercisable, Weighted-Average Exercise Price	$ 42.53
Weighted-Average Remaining Contractual Life (Years)
Beginning balance, Weighted Average Remainig Contractual Terms (Years)	3 years 10 months 24 days	4 years 6 months
Ending balance, Weighted Average Remainig Contractual Terms (Years)	4 years 6 months	3 years 10 months 24 days
Vested and expected to vest, Weighted-Average Remaining Contractual Life (Years)	4 years 4 months 24 days
Exercisable, Weighted-Average Remaining Contractual Life (Years)	2 years 10 months 24 days
Total Shareholder Return Plan (TSRP)
Units
Beginning balance, Units	1,168,750	1,241,425
Granted, Units	389,450	431,925
Exercised, Units	(436,875)	0
Forfeited, Units	(289,175)	(255,750)
Expired, Units	0	(248,850)
Ending balance, Units	832,150	1,168,750
Vested and expected to vest, Units	694,575
Exercisable, Units	252,350
Weighted-Average Exercise Price
Beginning balance, Weighted-Average Exercise Price	$ 34.09	$ 33.91
Granted, Weighted-Average Exercise Price	$ 32.09	$ 42.65
Exercised, Weighted-Average Exercise Price	$ 24.84	$ 0
Forfeited, Weighted-Average Exercise Price	$ 37.46	$ 32.37
Expired, Weighted-Average Exercise Price	$ 0	$ 49.80
Ending balance, Weighted-Average Exercise Price	$ 36.83	$ 34.09
Vested and expected to vest, Weighted-Average Exercise Price	$ 37.09
Exercisable, Weighted-Average Exercise Price	$ 36.36
Weighted Average Fair Value At Period End [Roll Forward]
Ending balance, Weighted-Average Exercise Price	$ 4.22	$ 6.59	$ 13.20
Vested and expected to vest, Weighted-Average Exercise Price	$ 3.81
Exercisable, Weighted-Average Exercise Price	$ 1.26